Consolidated Statement of Comprehensive Income - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of comprehensive income [abstract]
Consolidated Net Profit / (Loss)	€ (514,460,016)	€ 97,890,576	€ (103,014,058)
Items that will not be reclassified to Profit or Loss
Change in Fair Value of Shares through Other Comprehensive Income	0	1,260,132	(1,160,160)
Items that may be reclassified to Profit or Loss
Foreign Currency Translation Differences from Consolidation	50,546,172	2,247,005	75,332
Other Comprehensive Income	50,546,172	3,507,137	(1,084,828)
Total Comprehensive Income	€ (463,913,844)	€ 101,397,713	€ (104,098,886)